15. COMMITMENTS	3 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Note 15. COMMITMENTS

The Company is committed to make lease payments for the rental of office space as follows:

2013	$225,180
2014	224,405
2015	216,626
2016	219,355
2017	91,398
$976,964

The Company incurred lease expense of $103,750 (March 31, 2012 – $105,153) for the three months ended March 31, 2013.